Financial Instruments - Schedule of Aging and Allowance per Aging Category of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Gross	€ 100,648	€ 114,109	€ 91,809
Allowance	744	591	358
Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	71,139	88,530	69,771
Past due 0-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	12,312	9,448	12,027
Past due 31-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	10,830	13,111	7,329
Allowance	36	39	8
Past due 120 days-1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	4,739	2,295	2,358
Allowance	317	223	234
More than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	1,628	725	324
Allowance	€ 391	€ 329	€ 116